REVENUE - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Contract liabilities	$ 1,332		$ 1,381
Revenues relating to contract liabilities outstanding	151	$ 145
Transaction price allocated to remaining performance obligations	$ 2,300		$ 2,200